SUPPLEMENT DATED AUGUST 28, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2019 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Floating Rate Loan Risk – The following is added after the fourth sentence in the first paragraph of Floating Rate Loan Risk:

A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans.

Reverse Repurchase Agreements Risk – The following is added after the second sentence:

Because these transactions may be considered a form of borrowing for a Fund, they subject a Fund to borrowing risk.

Inflation Strategy Portfolio – Effective by November 1, 2019, the Annual Fund Operating Expenses subsection will be deleted and replaced with the following:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.38%	0.38%
Service Fee	0.20%	0.00%
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.63%	0.43%

1 Expense information has been restated to reflect current fees.

In addition, effective by November 1, 2019, under the Examples section, the table is deleted and replaced with the following:

	1 year	3 years	5 years	10 years
Class I	$64	$202	$351	$786
Class P	$44	$138	$241	$542

Effective September 1, 2019, in the Principal Investment Strategies subsection, first sentence of the first paragraph will be deleted and replaced with the following:

This Fund invests its assets in debt securities and debt-related instruments.

In addition, effective September 1, 2019, in the Principal Investment Strategies subsection, the last sentence of the second paragraph will be deleted and replaced with the following:

The sub-adviser, depending upon market conditions, may seek to earn additional income for the Fund by having the Fund enter into reverse repurchase agreement transactions, and investing the proceeds of those transactions in additional securities of the nature described in this paragraph. Use of reverse repurchase agreements is a form of borrowing and creates leverage in the Fund and may temporarily increase the operating expenses of the Fund due to interest expenses and other fees related to such agreements.

In addition, effective September 1, 2019, in the Principal Investment Strategies subsection, the following will be added to the end of the third paragraph:

The Fund may enter into total return swaps based on one or more inflation-linked indices or enter into total return swaps on inflation-indexed bonds, as a substitute for purchasing inflation-indexed bonds or otherwise to adjust the inflation-sensitivity of the portfolio. The Fund may also enter into interest rate swaps or credit default swaps for hedging purposes, for duration management, and/or as a substitute for the physical security.

The following is added alphabetically to the Principal Risks subsection:

•                 Borrowing Risk:  Borrowing money to finance purchases of securities that exceed a Fund’s net assets creates leverage risk, which may magnify changes to a Fund’s net asset value and its returns. A Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost a Fund interest expense and other fees, which may reduce its returns.

In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is deleted and replaced with the following:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Douglas M. Trevallion II, CFA, Managing Director	Since 2017

Yulia Alekseeva, CFA, Managing Director	Since 2019

Emerging Markets Debt Portfolio – The following is added alphabetically to the Principal Risks subsection:

•                 Borrowing Risk:  Borrowing money to finance purchases of securities that exceed a Fund’s net assets creates leverage risk, which may magnify changes to a Fund’s net asset value and its returns. A Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost a Fund interest expense and other fees, which may reduce its returns.

Diversified Alternatives Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•                 Investment in Money Market Funds

•                 Model and Data Risk

•                 Momentum Style Risk

In addition, the following risks are added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                 Borrowing Risk:  Borrowing money to finance purchases of securities that exceed an Underlying Fund’s net assets creates leverage risk, which may magnify changes to an Underlying Fund’s net asset value and its returns. An Underlying Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost an Underlying Fund interest expense and other fees, which may reduce its returns.

•                 Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could result in a decrease in the value of the issuer’s stock and lower performance for the Underlying Fund.

•                 Reverse Repurchase Agreements Risk:  These transactions subject an Underlying Fund to counterparty risk. These transactions also subject an Underlying Fund to leverage risk because the proceeds raised from the securities sold may be used to purchase other investments for the Underlying Fund. Because these transactions may be considered a form of borrowing for an Underlying Fund, they subject an Underlying Fund to borrowing risk. An Underlying Fund could lose money if the price of the securities sold in a reverse repurchase transaction declines below the pre-agreed-upon repurchase price of the securities.

Portfolio Optimization Conservative Portfolio – The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•                 Geographic Focus Risk

Portfolio Optimization Moderate-Conservative Portfolio – The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•                 Small-Capitalization Companies Risk

Portfolio Optimization Growth Portfolio – The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                 Small Number of Holdings Risk: Because performance is dependent on a smaller number of holdings, an Underlying Fund may be more adversely impacted by price volatility risk than funds with a greater number of holdings.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Floating Rate Income Portfolio – in the Principal Investment Strategies subsection, the following is added after the second paragraph:

A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.” Covenant lite loans and floating rate debt securities generally give the borrower/issuer more flexibility than maintenance-based loans.

Inflation Strategy Portfolio – Effective September 1, 2019, in the Principal Investment Strategies subsection, the first sentence of the first paragraph will be deleted and replaced with the following:

This Fund invests its assets in debt securities and debt-related instruments.

In addition, effective September 1, 2019, in the Principal Investment Strategies section, the last sentence of the second paragraph is deleted and replaced with the following:

The sub-adviser, depending upon market conditions, may seek to earn additional income for the Fund by having the Fund enter into reverse repurchase agreement transactions, and investing the proceeds of those transactions in additional securities of the nature described in this paragraph. Use of reverse repurchase agreements is a form of borrowing and creates leverage in the Fund and may temporarily increase the operating expenses of the Fund due to interest expenses and other fees related to such agreements.

In addition, effective September 1, 2019, the following is added to the end of the third paragraph:

The Fund may enter into total return swaps based on one or more inflation-linked index or enter into total return swaps on inflation-indexed bonds, as a substitute for purchasing inflation-indexed bonds or otherwise to adjust the inflation-sensitivity of the portfolio. The Fund may also enter into interest rate swaps or credit default swaps for hedging purposes, for duration management, and/or as a substitute for the physical security.

In addition, the following is added alphabetically to the Principal Risks subsection.

•                 Borrowing Risk

Emerging Markets Debt Portfolio – The following is added alphabetically to Principal Risks subsection:

•                 Borrowing Risk

Diversified Alternatives Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•                 Investment in Money Market Funds

•                 Model and Data Risk

•                 Momentum Style Risk

In addition, the following risks are added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                 Borrowing Risk

•                 Dividend-Oriented Companies Risk

•                 Reverse Repurchase Agreements Risk

Portfolio Optimization Conservative Portfolio – The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•                 Geographic Focus Risk

Portfolio Optimization Moderate-Conservative Portfolio – The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection:

•                 Small-Capitalization Companies Risk

Portfolio Optimization Growth Portfolio – The following risk is added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                 Small Number of Holdings Risk

In the Additional Information About Principal Risks subsection, the following is added alphabetically:

•                 Borrowing Risk: Borrowing money to finance purchases of securities that exceed a Fund’s net assets creates leverage risk, which may magnify changes to a Fund’s net asset value and its returns. A Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost a Fund interest expense and other fees, which may reduce its returns.

The following is added after the second sentence in the Equity Securities Risk:

Income from equity securities may be reduced by changes in the dividend policies of issuers and there is no guarantee that issuers will distribute dividends in the future or that dividends will remain at current levels or increase over time.

The following paragraph is added after the sixth paragraph in the Floating Rate Loan Risk:

A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans.

The following is added after the second sentence in the fourth paragraph of the Models and Data Risk:

The sub-adviser’s testing of its Models and Data are directed in part at identifying these risks, but there is no guarantee that these risks will be effectively managed.

The following is added after the fifth sentence of the Reverse Repurchase Agreements Risk:

Because these transactions may be considered a form of borrowing for a Fund, they subject a Fund to borrowing risk.

Disclosure Changes to the About Management section

In the table for Barings LLC, information regarding David L. Nagle is deleted from the subsection for the Inflation Strategy Portfolio and replaced with the following:

Yulia Alekseeva, CFA

Managing director and portfolio manager in the Barings investment grade fixed income group and head of securitized credit research at Barings since 2019. Prior to joining Barings, Ms. Alekseeva was a principal at the Canada Pension Plan Investment Board in the structured credit department from 2018 to 2019. Prior to joining the Canada Pension Plan Investment Board, Ms. Alekseeva was a director and research analyst in the global securitized products group at Barings from 2016 to 2018 and an associate in the asset-backed securities banking group at Bank of America Merrill Lynch from 2013 to 2016. She began her investment career in 2005 and has a BA from Plekhanov Russian University and an MBA from the Wharton School at the University of Pennsylvania.

Form No. 15-50142-00

PSFSUP0819

SUPPLEMENT DATED AUGUST 28, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS FOR THE

SMALL-CAP GROWTH PORTFOLIO

CLASS P SHARES DATED MAY 1, 2019

This supplement revises the Pacific Select Fund Prospectus for the Small-Cap Growth Class P Shares dated May 1, 2019, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

Small-Cap Growth Portfolio – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is deleted and replaced with the following:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Tina Jones, CFA, Chief Investment Officer, Portfolio Manager	Since 2016 (Fund Inception)
Joseph Bellantoni, CFA, Managing Director and Portfolio Manager	Since 2016 (Fund Inception)
Douglas J. Levine, CFA, Managing Director and Portfolio Manager	Since 2016 (Fund Inception)
Michael Kehoe, Managing Director and Portfolio Manager	Since 2019
Eric Fraser, Director and Portfolio Manager	Since 2019

Disclosure Changes to the About Management section

In the table for Rothschild & Co Asset Management US Inc., information regarding R. Daniel Oshinskie is deleted and the following is added:

Michael Kehoe, CFA

Managing director of Rothschild & Co since 2015, portfolio manager of Rothschild & Co since 2015, and senior research analyst of Rothschild & Co since 2008. He began his investment career in 2000 and has a BA from the University of Pennsylvania and an MBA from Yale University.

Eric Fraser, CFA

Director of Rothschild & Co since 2018, portfolio manager of Rothschild & Co since 2019, and a research analyst of Rothschild & Co since 2014. He began his investment career in 2005 and has a BA from Middlebury College.

Form No. 15-50143-00

SUPPLEMENT DATED AUGUST 28, 2019

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2019

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2019, as supplemented (the “SAI”) and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the Inflation Strategy Portfolio section, effective September 1, 2019, the second sentence of the second paragraph will be deleted and replaced with the following:

The Fund may also enter into interest rate swaps, including interest rate index swaps, which are used to adjust interest rate exposures and/or as a substitute for the physical security, as well as total return swaps, which may be used to receive the return of a reference asset, such as an index or security.

DESCRIPTION OF CERTAIN SECURITIES, INVESTMENTS AND RISKS

In the Loan Participations and Assignments section, the following is added after the fourth paragraph:

The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.

Also, in the Loan Participations and Assignments section, the following is added after the Junior Loans subsection:

Covenant Lite Loans: As compared to a loan instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under Barings’ portion of the table, all information regarding David L. Nagle is deleted and the following is added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Barings
Yulia Alekseeva[1]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

1 Other Accounts Managed information as of June 30, 2019.

Also in the Other Accounts Managed section, under Rothschild’s portion of the table, all information regarding R. Daniel Oshinskie is deleted and the following is added:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
Rothschild
Michael Kehoe[1]
Registered Investment Companies	5	$445,116,253	None	N/A
Other Pooled Investment Vehicles	3	$982,031,097	None	N/A
Other Accounts	33	$1,601,592,77	3	$73,261,986
Eric Fraser[1]
Registered Investment Companies	4	$434,846,003	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	10	$529,760,939	None	N/A

1 Other Accounts Managed information as of June 30, 2019.

Form No. 15-50144-00

  PSFSAI0819